Impairment of Intangible Assets - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on intangible assets other than goodwill excluding software	€ 323